Document and Entity Information	May 23, 2024
Cover [Abstract]
Entity Registrant Name	GENWORTH FINANCIAL INC
Amendment Flag	false
Entity Central Index Key	0001276520
Document Type	8-K
Document Period End Date	May 23, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-32195
Entity Tax Identification Number	80-0873306
Entity Address, Address Line One	11011 West Broad Street
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	(804)
Local Phone Number	281-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	GNW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false